Components of Share-Based Compensation Expense for Restricted Shares Issued to Employees in Absolute Amount and as Percentage of Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Restricted Stock USD ($)	Dec. 31, 2011 Restricted Stock CNY	Dec. 31, 2010 Restricted Stock CNY	Dec. 31, 2011 Restricted Stock Cost of services USD ($)	Dec. 31, 2011 Restricted Stock Cost of services CNY	Dec. 31, 2010 Restricted Stock Cost of services CNY	Dec. 31, 2011 Restricted Stock Research and product development expenses USD ($)	Dec. 31, 2011 Restricted Stock Research and product development expenses CNY	Dec. 31, 2010 Restricted Stock Research and product development expenses CNY	Dec. 31, 2011 Restricted Stock Sales and marketing expenses USD ($)	Dec. 31, 2011 Restricted Stock Sales and marketing expenses CNY	Dec. 31, 2010 Restricted Stock Sales and marketing expenses CNY	Dec. 31, 2011 Restricted Stock General and administrative expenses USD ($)	Dec. 31, 2011 Restricted Stock General and administrative expenses CNY	Dec. 31, 2010 Restricted Stock General and administrative expenses CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Net revenue	$ 284,754,652	1,792,217,309	1,332,815,451	1,303,835,447
Share-based compensation expense	$ 4,660,892	29,335,181	33,289,216	30,575,390	$ 2,923,802	18,402,112	11,418,604	$ 285,550	1,797,223	1,180,570	$ 1,870,333	11,771,687	7,994,861	$ 82,373	518,445	368,900	$ 685,546	4,314,757	1,874,274
Percentage of total revenue	100.00%	100.00%
Percentage of share-base compensation					1.03%	1.03%		0.10%	0.10%		0.66%	0.66%		0.03%	0.03%		0.24%	0.24%